INVESTMENTS IN DIRECT FINANCING LEASES (Tables)	6 Months Ended
Jun. 30, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at June 30, 2016.

(in thousands of $)	June 30, 2016	December 31, 2015
Total minimum lease payments to be received	747,714	825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(340,027)	(362,959)
Net minimum lease payments receivable	407,687	462,501
Estimated residual values of leased property (un-guaranteed)	193,299	195,238
Less: unearned income	(126,442)	(146,296)
Total investment in direct financing and sales-type leases	474,544	511,443

Current portion	31,634	37,145
Long-term portion	442,910	474,298
	474,544	511,443